UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $92,074
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ANN INC				COM		035623107	2785	106700		SH		SOLE		NONE		106700
BOISE INC			COM		09746Y105	2794	358622		SH		SOLE		NONE		358622
CABELA'S INC			COM		126804301	3110	114550		SH		SOLE		NONE		114550
CHARMING SHOPPES		COM		161133103	6308	1516462		SH		SOLE		NONE		1516462
CITI TRENDS INC			COM		17306X102	1402	92948		SH		SOLE		NONE		92948
CLEARWIRE CORP-CLASS A		COM		18538Q105	1648	436000		SH		SOLE		NONE		436000
DRAGONWAVE INC			COM		26144M103	3645	602398		SH		SOLE		NONE		602398
GEOKINETICS INC			COM		372910307	3313	420455		SH		SOLE		NONE		420455
ICF INTERNATIONAL INC		COM		44925C103	4132	162800		SH		SOLE		NONE		162800
K-SWISS INC			COM		482686102	2993	281553		SH		SOLE		NONE		281553
MARTEN TRANSPORT LTD		COM		573075108	4565	211340		SH		SOLE		NONE		211340
MERITOR INC			COM		59001K100	3603	224640		SH		SOLE		NONE		224640
NORTH AMERICAN ENERGY PARTNERS	COM		656844107	4914	641544		SH		SOLE		NONE		641544
NORTHWEST PIPE CO		COM		667746101	3676	141041		SH		SOLE		NONE		141041
PILGRIM'S PRIDE CORP		COM		72147K108	4365	806832		SH		SOLE		NONE		806832
QUALITY DISTRIBUTION INC	COM		74756M102	1691	129900		SH		SOLE		NONE		129900
RITE AID CORP			COM		767754104	2418	1817821		SH		SOLE		NONE		1817821
SEMGROUP CORP			COM		81663A105	8426	328246		SH		SOLE		NONE		328246
STAG INDUSTRIAL INC		COM		85254J102	2016	164542		SH		SOLE		NONE		164542
SUPERVALU INC			COM		868536103	3042	323237		SH		SOLE		NONE		323237
TETRA TECHNOLOGIES INC		COM		88162F105	3733	293223		SH		SOLE		NONE		293223
THQ INC				COM		872443403	3806	1051300		SH		SOLE		NONE		1051300
TRAVELCENTERS OF AMERICA LLC	COM		894174101	2589	475000		SH		SOLE		NONE		475000
VALUEVISION MEDIA INC		COM		92047K107	2657	347285		SH		SOLE		NONE		347285
VERINT SYSTEMS INC		COM		92343X100	4650	125541		SH		SOLE		NONE		125541
WAUSAU PAPER CORP		COM		943315101	3796	563184		SH		SOLE		NONE		563184

